RISK MANAGEMENT AND FINANCIAL INSTRUMENTS (Details - Fair value hierarchy) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of financial assets [line items]
Cash and cash equivalents	$ 799	$ 223	$ 63	$ 150
Restricted Cash And Cash Equivalents	284	250
Financial instrument assets	185	200
Property, plant and equipment, at fair value	27,096	25,257	$ 18,358	$ 18,566
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	270	228
Contingent consideration	(18)	(16)
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	(12,479)	(10,870)
Level 1
Disclosure of financial assets [line items]
Cash and cash equivalents	799
Restricted Cash And Cash Equivalents	284
Property, plant and equipment, at fair value	0
Disclosure Of Financial Liabilities [Line items]
Contingent consideration	0
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	0
Level 2
Disclosure of financial assets [line items]
Cash and cash equivalents	0
Restricted Cash And Cash Equivalents	0
Property, plant and equipment, at fair value	0
Disclosure Of Financial Liabilities [Line items]
Contingent consideration	0
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	(12,479)
Level 3
Disclosure of financial assets [line items]
Cash and cash equivalents	0
Restricted Cash And Cash Equivalents	0
Property, plant and equipment, at fair value	27,096
Disclosure Of Financial Liabilities [Line items]
Contingent consideration	(18)
Liabilties for which fair value is disclosed
Long-term debt and credit facilities	0
Energy Derivative Contracts
Disclosure of financial assets [line items]
Financial instrument assets	0	8
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(19)	(5)
Energy Derivative Contracts | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Energy Derivative Contracts | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(19)
Energy Derivative Contracts | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Interest Rate Swaps
Disclosure of financial assets [line items]
Financial instrument assets	6	7
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(155)	(178)
Interest Rate Swaps | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Interest Rate Swaps | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	6
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(155)
Interest Rate Swaps | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Foreign exchange swaps
Disclosure of financial assets [line items]
Financial instrument assets	20	49
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(96)	(45)
Foreign exchange swaps | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Foreign exchange swaps | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	20
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	(96)
Foreign exchange swaps | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	0
Disclosure Of Financial Liabilities [Line items]
Financial instrument liabilities	0
Available-for-sale investments
Disclosure of financial assets [line items]
Financial instrument assets	159	$ 136
Available-for-sale investments | Level 1
Disclosure of financial assets [line items]
Financial instrument assets	79
Available-for-sale investments | Level 2
Disclosure of financial assets [line items]
Financial instrument assets	80
Available-for-sale investments | Level 3
Disclosure of financial assets [line items]
Financial instrument assets	$ 0